UNITEDSTATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2010

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):	[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		LaFleur & Godfrey, Inc.
Address:	2900 Charlevoix Drive
		Grand Rapids, MI  49546

Form 13F File Number:	28-12331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Daniel VanTimmeren
Title:		Vice-President
Phone:		616-942-1580

Signature, Place, and Date of Signing:

		Daniel VanTimmeren	Grand Rapids, Michigan	02/22/11

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting

	manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     8029    93036 SH       Sole                    93036
ALCON INC COM SHS              COM              H01301102     3443    21070 SH       Sole                    21070
APACHE CORP                    COM              037411105    17134   143707 SH       Sole                   143707
BARRICK GOLD CORP              COM              067901108    27456   516282 SH       Sole                   516282
BHP BILLITON LTD SPONSORED ADR COM              088606108     3821    41122 SH       Sole                    41122
C.H. ROBINSON WORLDWIDE INC    COM              12541W209    11536   143854 SH       Sole                   143854
CANADIAN NATL RY CO COM        COM              136375102      308     4630 SH       Sole                     4630
CATERPILLAR INC                COM              149123101      364     3884 SH       Sole                     3884
CHEVRONTEXACO CORP             COM              166764100     4283    46937 SH       Sole                    46937
CHURCH & DWIGHT INC COM        COM              171340102     4961    71880 SH       Sole                    71880
CISCO SYSTEMS INC              COM              17275R102     2915   144104 SH       Sole                   144104
COMMONWEALTH BK AUST SPONSORED COM              202712600     1746    33375 SH       Sole                    33375
CONOCOPHILLIPS                 COM              20825C104    27675   406387 SH       Sole                   406387
COPART INC COM                 COM              217204106     5470   146450 SH       Sole                   146450
DENTSPLY INTL INC NEW          COM              249030107     4211   123250 SH       Sole                   123250
ECOLAB INC COM                 COM              278865100     4727    93750 SH       Sole                    93750
EMERSON ELECTRIC CO            COM              291011104    10316   180443 SH       Sole                   180443
EXPRESS SCRIPTS                COM              302182100     3453    63880 SH       Sole                    63880
EXXON  MOBIL CORP              COM              30231G102      290     3961 SH       Sole                     3961
FLIR SYSTEMS INC               COM              302445101     4944   166199 SH       Sole                   166199
FLUOR CORP NEW COM             COM              343412102     4003    60410 SH       Sole                    60410
GEN-PROBE INC NEW COM          COM              36866T103     9631   165057 SH       Sole                   165057
GENTEX CORP                    COM              371901109    23679   801060 SH       Sole                   801060
HARRIS CORP                    COM              413875105     5601   123643 SH       Sole                   123643
HOLOGIC INC COM                COM              436440101     1963   104322 SH       Sole                   104322
IMMUCOR INC                    COM              452526106      752    37945 SH       Sole                    37945
INTUITIVE SURGICAL INC         COM              46120E602     7724    29966 SH       Sole                    29966
JOHNSON & JOHNSON              COM              478160104     5949    96191 SH       Sole                    96191
K12 INC COM                    COM              48273U102     1005    35060 SH       Sole                    35060
LKQ CORP COM                   COM              501889208     3235   142382 SH       Sole                   142382
MEDTRONIC INC                  COM              585055106     4628   124770 SH       Sole                   124770
MICROSOFT CORP                 COM              594918104     9123   326867 SH       Sole                   326867
MONSANTO CO NEW                COM              61166W101     4508    64733 SH       Sole                    64733
NEWMONT MINING CORP            COM              651639106    20007   325681 SH       Sole                   325681
NORTHERN TRUST CORP            COM              665859104      222     4000 SH       Sole                     4000
NUVASIVE INC                   COM              670704105      241     9400 SH       Sole                     9400
PAYCHEX INC                    COM              704326107     4318   139705 SH       Sole                   139705
PEPSICO INC                    COM              713448108     5135    78608 SH       Sole                    78608
PERRIGO CO                     COM              714290103     7179   113360 SH       Sole                   113360
PROCTER & GAMBLE CO            COM              742718109     7642   118795 SH       Sole                   118795
R.H. DONNELLEY CORP            COM              74955W307        0    12000 SH       Sole                    12000
RESMED INC COM                 COM              761152107     8672   250354 SH       Sole                   250354
ROBERT HALF INTL INC           COM              770323103     6555   214231 SH       Sole                   214231
ROYAL BK CDA MONTREAL COM      COM              780087102     2160    41254 SH       Sole                    41254
SOUTHWESTERN ENERGY CO COM     COM              845467109     3419    91355 SH       Sole                    91355
ST JUDE MEDICAL INC            COM              790849103      310     7250 SH       Sole                     7250
STERICYCLE INC COM             COM              858912108     5061    62540 SH       Sole                    62540
STRYKER CORP                   COM              863667101     7292   135788 SH       Sole                   135788
TELEFLEX INC                   COM              879369106     3561    66180 SH       Sole                    66180
VARIAN MED SYS INC COM         COM              92220p105    22375   322971 SH       Sole                   322971
WABTEC CORP COM                COM              929740108      436     8250 SH       Sole                     8250
WOODWARD INC                   COM              980745103     6721   178946 SH       Sole                   178946
SPDR GOLD TRUST                                 78463V107     1457    10505 SH       Sole                    10505

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Value Total:	341648 (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.



NONE